LIQUIDITY AND CAPITAL RESOURCES (Details Narrative) - USD ($)		12 Months Ended
	Mar. 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 23, 2024
Subsequent Event [Line Items]
Incurred net loss		$ 2,634,141	$ 3,063,349	$ 6,052,675
Cash flow from operating activities		2,978,919	3,208,138	3,548,656
Accumulated deficits		39,583,437	36,940,753
Cash		2,009,687	$ 5,895,565	$ 595,014
Chief Executive Officer and Chairman [Member]
Subsequent Event [Line Items]
Proceeds from Other Debt		$ 4,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash					$ 750,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Payments for Repurchase of Initial Public Offering	$ 50,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Payments for Repurchase of Initial Public Offering	$ 4,267,622